NOTES PAYABLE	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
NOTES PAYABLE

Note 10. NOTES PAYABLE

Toyota Corolla - 2024

On March 18, 2024, the Company entered into a Finance Agreement to purchase a 2024 Toyota Corolla for $33,620 with a maturity date of February 18, 2030. The loan bears fixed interest at a rate of 5.99% per annum, with monthly payments of $467, which is comprised of principal and interest. This loan is collateralized by the underlying vehicle. The balance of this loan as of September 30, 2024, and December 31, 2023, was $25,868 and $0, respectively. The current portion of the balance of this loan as of September 30, 2024, and December 31, 2023, was $4,189 and $0, respectively.

Directors and Officers Insurance Policy – 2024

In September 2024, the Company obtained short-term financing of approximately $0.26 million with 11 monthly payments of approximately $24,000 and interest at a 6.7% fixed annual rate for director and officer insurance policies. The balance of this loan is $262,892 as of September 30, 2024. The current portion of the balance of this loan as of September 30, 2024, and December 31, 2023, was $262,892 and $0, respectively.